FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value Assets Measured on Recurring Basis (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025
Policyholders’ account balances – embedded derivative
Liabilities
Beginning balance	$ (6,060)	$ (6,414)	$ (948)	$ (1,123)
Acquisition from business combination	0
Fair value changes in net income	(167)	311	(242)	268
Fair value changes in other comprehensive income	0	0	0	0
Purchases	0	0	0	0
Sales	0	0	0	0
Settlements or maturities	0	0	0	0
Premiums less benefits	(398)	43	(1)	(93)
Transfers into Level 3	0	0	(5,066)	0
Transfers out of Level 3	0	0	0	0
Ending balance	(6,625)	(6,060)	(6,257)	(948)
Funds withheld for reinsurance liabilities – embedded derivative
Liabilities
Funds withheld for reinsurance liabilities – embedded derivative, beginning balance	(41)	(74)	(55)	(37)
Acquisition from business combination	0
Fair value changes in net income	21	33	(8)	(18)
Fair value changes in other comprehensive income	0	0	0	0
Purchases	0	0	0	0
Sales	0	0	0	0
Settlements or maturities	0	0	0	0
Premiums less benefits	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Funds withheld for reinsurance liabilities – embedded derivative, ending balance	$ (20)	$ (41)	$ (63)	$ (55)
Invested assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Net of Tax	Other Comprehensive Income (Loss), Net of Tax	Other Comprehensive Income (Loss), Net of Tax	Other Comprehensive Income (Loss), Net of Tax
Assets
Beginning balance	$ 9,316	$ 9,192	$ 10,809	$ 10,093
Acquisition from business combination	1,522
Fair value changes in net income	68	68	26	(32)
Fair value changes in other comprehensive income	(77)	(40)	(11)	20
Purchases	1,676	162	1,214	172
Sales	(45)	(65)	(1,537)	(45)
Settlements or maturities	(102)	(321)	(138)	(13)
Premiums less benefits	0	0	0	0
Transfers into Level 3	0	441	239	681
Transfers out of Level 3	(98)	(121)	(1,024)	(67)
Ending balance	12,260	9,316	9,578	10,809
Derivative assets
Assets
Beginning balance	145	203	149	223
Acquisition from business combination	0
Fair value changes in net income	71	(35)	66	(38)
Fair value changes in other comprehensive income	0	0	0	0
Purchases	43	37	34	33
Sales	0	0	0	0
Settlements or maturities	(66)	(60)	(61)	(69)
Premiums less benefits	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Ending balance	193	145	188	149
Reinsurance funds withheld – embedded derivative
Assets
Beginning balance	56	48	8	18
Acquisition from business combination	0
Fair value changes in net income	0	8	(2)	(10)
Fair value changes in other comprehensive income	0	0	0	0
Purchases	0	0	0	0
Sales	0	0	0	0
Settlements or maturities	0	0	0	0
Premiums less benefits	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Ending balance	$ 56	$ 56	$ 6	$ 8